Share Based Payments	12 Months Ended
Jun. 30, 2025
Share Based Payments [Abstract]
Share Based Payments
29.	Share Based Payments

The Group had the following share based payment arrangements in place as at 30 June 2025:

Awards	Recipients	Outstanding awards
Recurring
Deferred Short-Term Incentive Plan (1)	Executive KMP and eligible employees	FY24, FY25
Employee Share Plan (2)	Eligible employees	FY25
Long-Term Incentive Plan (3)	Executive KMP and eligible employees	FY25
Non-recurring
Transitional Management Incentive Plan (4)	Executive KMP and eligible employees	FY24

(1)	Awards granted on 28 November 2024, with vesting subject to service conditions only as performance conditions are assessed in the measurement period.
(2)	Awards granted on 31 December 2024, with vesting subject to service conditions only.
(3)	Awards granted on 28 November 2024, with vesting subject to performance and service conditions.
(4)	Awards granted on 31 December 2024, with vesting subject to service conditions only.

All equity awards are issued for nil consideration and take the form of rights to receive one ordinary share in Elevra Lithium Limited for each right granted, subject to performance and/or service conditions being met. All employees are granted rights on the ASX. Performance conditions include total shareholder return relative to a global comparator group of peers. Further information on the vesting conditions of rights granted is disclosed in the Remuneration Report.

Equity awards do not confer any dividend or voting rights until they convert into ordinary shares at vesting, nor do they confer any rights to participate in a share issue. No equity awards are eligible for a Dividend Equivalent Payment.

(a)	Description of share based payment arrangements

Employee Share and Option Plan
On 16 November 2022, the Group established an Employee Share and Option Plan which enables the grant of equity rights and options to key management personnel, senior management and other eligible employees. Invitation to participate in the plan is at the absolute discretion of the Board.

The key terms and conditions related to grants under the plan are as follows:

•	the Board retains discretion to make decisions on the plan and set or amend terms and conditions; and
•	the vesting of equity rights and options will be conditional on the satisfaction of all vesting conditions attaching to the equity rights and options.

(i)	Recurring share based payment arrangements

The equity awards listed below are subject to the general conditions noted above and may be granted annually, subject to approval by shareholders at the Annual General Meeting for awards to the Managing Director and Chief Executive Officer and by the Board of Directors for all other awards to eligible employees.

Deferred Short-Term Incentive Plan
The Deferred Short-Term Incentive Plan is the Group’s short-term incentive plan for the Executive Leadership Team and other eligible employees below the Executive Leadership Team. Awards are granted annually to eligible employees. Awards granted under the FY24 Deferred Short-Term Incentive Plan and FY25 Deferred Short-Term Incentive Plan will vest in October 2025 and October 2026 respectively, subject to participants remaining employed by the Group.

Long-Term Incentive Plan
The Long-Term Incentive Plan is the Group’s long-term incentive plan for the Executive Leadership Team and other eligible employees below the Executive Leadership Team. Awards are granted annually to eligible employees. Awards granted under the FY25 Long-Term Incentive Plan are subject to performance and service conditions being satisfied over a three (3) year measurement period from 1 July 2024 to 30 June 2027, with vesting to occur at the end of the measurement period.

Employee Share Plan
The Employee Share Plan is the Group’s share plan for employees not eligible to participate in the Deferred Short-Term Incentive Plan or Long-Term Incentive Plan. Awards are granted annually to eligible employees. Awards granted under the FY25 Employee Share Plan will vest over two tranches in January 2026 and January 2027 respectively, subject to participants remaining employed by the Group.

(ii)	Transitional share based payment arrangements

The equity awards listed below are subject to the general conditions noted above and are either one-off or will not be granted on an ongoing basis.
Transitional Management Incentive Plan
The Transitional Management Incentive Plan is a one-off grant made to eligible employees to satisfy contractual employment obligations in place prior to implementation of the recurring share based payment arrangements noted above. Awards granted under the FY24 Transitional Management Incentive Plan will vest over two tranches in January 2026 and March 2026 respectively, subject to participants remaining employed by the Group.

(b)	Employee Share Plan Trust

The Sayona Mining Limited Employee Share Plan Trust (the Trust) is a discretionary trust for the benefit of employees of Elevra Lithium Limited and its subsidiaries.

The trustee of the Trust (CPU Share Plans Pty Limited) is an independent company, resident in Australia. Generally, the Trust uses funds provided by Elevra Lithium Limited to acquire shares to enable awards to be made or satisfied under the Group’s employee share plans.

Shares may be acquired by purchase in the market or by subscription at no less than market value on the date on which the shares are issued to the trustee.

(c)	Measurement of fair values

Share based payments to employees are measured at the fair value of the instruments issued. Share based payments to non-employees are measured at the fair value of goods or services received or the fair value of the equity instruments issued if the fair value of the goods or services received cannot be reliably measured, and are recorded at the date the goods or services are received.

The fair value at grant date of equity-settled share awards is charged to the Consolidated Statement of Profit or Loss, net of tax, over the period for which the benefits of employee services are expected to be derived. The corresponding accrued employee entitlement is recorded in the share based payments reserve.

Where awards are forfeited because non-market-based vesting conditions are not satisfied, the expense previously recognised is proportionally reversed. If awards do not vest due to a market-based performance condition not being met, the expense is recognised in full and the share based payments reserve is released to retained earnings. Where shares in Elevra Lithium Limited are acquired by on-market purchases prior to settling the vested entitlement, the cost of the acquired shares is carried as treasury shares and deducted from equity. Where awards are satisfied by delivery of acquired shares, any difference between their acquisition cost and the cumulative remuneration expense recognised is charged directly to retained earnings, net of tax.

The fair value of retention and other non-market-based equity rights (i.e. Deferred Short-Term Incentive Plan, Employee Share Plan, Transitional Management Incentive Plan, and equity-settled services) is measured using the Black Scholes methodology, which is based on the Black-Scholes-Merton model. This methodology considers the following:

•	Expected life of the award;
•	Current market price of the underlying shares;
•	Expected volatility;
•	Expected dividends; and
•	Risk-free interest rate.

The fair value of market-based equity rights (i.e. Long-Term Incentive Plan) is measured using the Monte Carlo methodology, which is based on the Binomial Option Pricing model. This methodology considers the following:

•	Expected life of the award;
•	Current market price of the underlying shares;
•	Expected volatility (of the individual company and each peer group);
•	Expected dividends;
•	Risk-free interest rate; and
•	Market-based performance hurdles.

The expected volatility for all rights issued is based on the historical share price volatility of the Group at each respective grant date.

The inputs used in the measurement of the fair values at grant date of the Group’s share based payment arrangements were as follows:

Year ended 30 June 2025	Fair value at grant date $	Share price at grant date $	Expected volatility %	Expected Life (in years)	Risk-free interest rate based on government bonds %
Recurring
FY24 Deferred Short-Term Incentive Plan	0.0320	0.0320	85	0.92	4.145
FY25 Deferred Short-Term Incentive Plan	0.0320	0.0320	80	1.92	3.957
FY25 Employee Share Plan	0.0270	0.0270	80	1.00 – 2.00	3.849 – 4.002
FY25 Long-Term Incentive Plan	0.0263	0.0320	80	2.76	3.923
Non-recurring
FY24 Transitional Management Incentive Plan	0.0270	0.0270	80	1.00 – 1.25	3.937 – 4.002

(d)	Reconciliation of outstanding equity rights

None of the awards listed below have an exercise price or are exercisable at 30 June 2025.

	Equity rights at beginning of the year	Granted during the year	Vested during the year	Forfeited / lapsed during the year	Equity rights at end of the year
Recurring
FY24 Deferred Short-Term Incentive Plan	–	3,409,320	–	–	3,409,320
FY25 Deferred Short-Term Incentive Plan	–	44,645,160	–	–	44,645,160
FY25 Employee Share Plan	–	84,909,080	–	(10,595,040)	74,314,040
FY25 Long-Term Incentive Plan	–	97,506,040	–	(2,201,680)	95,304,360
Non-recurring
FY24 Transitional Management Incentive Plan	–	49,987,640	–	–	49,987,640
Total outstanding equity rights	–	280,457,240	–	(12,796,720)	267,660,520

(e)	Reconciliation of outstanding options
	Equity rights at beginning of the year	Granted during the year	Exercised during the year	Forfeited / lapsed during the year	Equity rights at end of the year
Non-recurring
Equity-settled services (1)	2,234,482	–	–	–	2,234,482
FY23 Transitional Management Incentive Plan (2)	10,000,000	–	–	(10,000,000)	–
Total outstanding options	12,234,482	–	–	(10,000,000)	2,234,482

(1)
Outstanding equity-settled services relate to options granted to Jett Capital Advisors, LLC in respect of corporate advisory services undertaken for the Group. Options were granted on 28 November 2022 at an exercise price of $0.18125, expiring on 28 November 2025.

(2)
The FY23 Transitional Management Incentive Plan relates to options granted to KMP on 17 July 2023 at an exercise price of $0.1500, expiring on 17 July 2024. All outstanding options were not exercised and subsequently lapsed on 17 July 2024.

Options do not confer any dividend or voting rights until they convert into fully paid ordinary shares. Each option is entitled to be converted into one ordinary share in Elevra Lithium Limited.

(f)	Expense recognised in profit or loss

The total share based payment expense recognised for the year ended 30 June 2025 was $2.6 million (2024: ($0.2) million, including a ($0.3) million reversal of unvested awards; 2023: $1.8 million), which is included within ‘Employee benefits expense’ in Note 7.